INVESTMENTS - Consolidated subsidiaries Distribution Companies (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
INVESTMENTS
Net cash flow from subsidiary acquired	R$ (67,645)